SUBSEQUENT EVENTS - (Details)							1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 21, 2023	Apr. 07, 2023 USD ($)	Jan. 11, 2023 $ / shares shares	Oct. 21, 2022	May 18, 2021	May 12, 2021	Sep. 30, 2022 shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Feb. 28, 2023 USD ($)	Nov. 29, 2022 shares	Apr. 08, 2022 USD ($)
Subsequent Events
Number of shares issued							30	51,086
Common stock par value (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001
Promissory note payable | $								$ 5,613,839	$ 9,000,000	$ 3,500,000
Net proceeds | $									$ 3,280,360	$ 2,779,910
Reverse stock split conversion ratio				0.01	1	0.064
Securities purchase agreement | April Notes
Subsequent Events
Aggregate principal amount | $													$ 3,068,750
Original issue discount | $													$ 613,750
Subsequent events
Subsequent Events
Promissory note payable | $											$ 4,000,000.0
Reverse stock split conversion ratio	0.04
Subsequent events | Securities purchase agreement | April Notes
Subsequent Events
Aggregate principal amount | $		$ 2,208,750
Original issue discount | $		408,750
Net proceeds | $		$ 1,800,000
Increased percentage of face value of the notes, if notes are not repaid in full by the maturity date or if any other event of default occurs		120.00%
Percentage of annual interest rate for notes, if notes are not repaid in full by the maturity date or if any other event of default occurs		20.00%
Common Warrant
Subsequent Events
Warrants issued to purchase common stock			19,000
Volume-Weighted Average | $ / shares			$ 97.875
Number of shares resulting from conversion			32,086
Common Warrant | Subsequent events
Subsequent Events
Warrants issued to purchase common stock			19,000
Volume-Weighted Average | $ / shares			$ 97.875
Number of shares resulting from conversion			32,086
Exercise price | $ / shares			$ 95
Warrants exercisable term			5 years
Pre-funded warrants
Subsequent Events
Number of shares issued								32,086
Warrants issued to purchase common stock			32,086
Volume-Weighted Average | $ / shares			$ 97.875
Number of shares resulting from conversion			32,086
Pre-funded warrants | Securities purchase agreement
Subsequent Events
Warrants issued to purchase common stock												66,007
Pre-funded warrants | Subsequent events
Subsequent Events
Common stock par value (in dollars per share) | $ / shares			$ 0.0001
Warrants issued to purchase common stock			32,086
Volume-Weighted Average | $ / shares			$ 97.875
Number of shares resulting from conversion			32,086
Private Placement
Subsequent Events
Number of shares issued			19,000
Private Placement | Subsequent events
Subsequent Events
Number of shares issued			19,000
Common stock par value (in dollars per share) | $ / shares			$ 0.0001
Aggregate amount issued to investor			5,000,000